Other payables to third parties (Tables)	12 Months Ended
Dec. 31, 2011
Other payables to third parties
Schedule of other payables to third parties

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Purchases of property, plant and equipment	151,791	474,185
Miscellaneous tax payables	13,190	18,253
Deposits	4,942	3,008
Labor services payables	6,367	12,438
Others	15,714	19,843
Total other payables	192,004	527,727